SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

	Shares	Value†
COMMON STOCKS - 40.1%
Technology - 13.0%
NVIDIA Corp.	2,001	$ 373,187
Apple, Inc.	1,227	333,572
Microsoft Corp.	632	305,648
Broadcom, Inc.	393	136,017
Palantir Technologies, Inc. — Class A*	193	34,306
Oracle Corp.	146	28,457
Advanced Micro Devices, Inc.*	132	28,269
Micron Technology, Inc.	89	25,402
International Business Machines Corp.	81	23,993
Lam Research Corp.	111	19,001
Intuit, Inc.	28	18,548
Applied Materials, Inc.	62	15,933
QUALCOMM, Inc.	93	15,908
ServiceNow, Inc.*	90	13,787
Texas Instruments, Inc.	76	13,185
Intel Corp.*	348	12,841
KLA Corp.	10	12,151
Crowdstrike Holdings, Inc. — Class A*	25	11,719
Analog Devices, Inc.	39	10,577
Cadence Design Systems, Inc.*	31	9,690
Cognizant Technology Solutions Corp. — Class A	88	7,304
Workday, Inc. — Class A*	32	6,873
Roper Technologies, Inc.	15	6,677
Autodesk, Inc.*	19	5,624
Electronic Arts, Inc.	26	5,313
NXP Semiconductor N.V.	24	5,209
Datadog, Inc. — Class A*	38	5,168
MSCI, Inc. — Class A	9	5,164
Western Digital Corp.	28	4,824
Seagate Technology Holdings plc	15	4,131
Take-Two Interactive Software, Inc.*	16	4,096
Fortinet, Inc.*	51	4,050
Fair Isaac Corp.*	2	3,381
Paychex, Inc.	26	2,917
Dell Technologies, Inc. — Class C	23	2,895
Microchip Technology, Inc.	44	2,804
Monolithic Power Systems, Inc.	3	2,719
Dayforce, Inc.*	39	2,697
Fidelity National Information Services, Inc.	40	2,658
Hewlett Packard Enterprise Co.	109	2,618
Sandisk Corp.*	11	2,611
ON Semiconductor Corp.*	48	2,599
Teradyne, Inc.	13	2,516
NetApp, Inc.	17	1,820
PTC, Inc.*	10	1,742
EPAM Systems, Inc.*	8	1,639
HP, Inc.	63	1,404
Broadridge Financial Solutions, Inc.	6	1,339
Leidos Holdings, Inc.	7	1,263
Zebra Technologies Corp. — Class A*	5	1,214
Super Micro Computer, Inc.*	38	1,112
Jack Henry & Associates, Inc.	6	1,095
Tyler Technologies, Inc.*	2	908
Skyworks Solutions, Inc.	14	888
Akamai Technologies, Inc.*	9	785
Paycom Software, Inc.	3	478
Total Technology		1,552,726
Communications - 6.9%
Amazon.com, Inc.*	803	185,349
Alphabet, Inc. — Class A	478	149,614
Alphabet, Inc. — Class C	383	120,185
Meta Platforms, Inc. — Class A	182	120,136
Netflix, Inc.*	345	32,347
Cisco Systems, Inc.	315	24,265
Walt Disney Co.	159	18,089
Verizon Communications, Inc.	406	16,536
AppLovin Corp. — Class A*	24	16,172
Booking Holdings, Inc.	3	16,066
AT&T, Inc.	582	14,457
Uber Technologies, Inc.*	163	13,319
Palo Alto Networks, Inc.*	63	11,605
Arista Networks, Inc.*	81	10,613
T-Mobile US, Inc.	47	9,543
Robinhood Markets, Inc. — Class A*	61	6,899
Airbnb, Inc. — Class A*	49	6,650
DoorDash, Inc. — Class A*	29	6,568
Motorola Solutions, Inc.	16	6,133
Warner Bros Discovery, Inc.*	195	5,620
Corning, Inc.	61	5,341
VeriSign, Inc.	15	3,644
Fox Corp. — Class B	55	3,571
eBay, Inc.	40	3,484
GoDaddy, Inc. — Class A*	25	3,102
Expedia Group, Inc.	9	2,550
Charter Communications, Inc. — Class A*	12	2,505
Omnicom Group, Inc.	28	2,274
Fox Corp. — Class A	22	1,608
F5, Inc.*	5	1,276
Gen Digital, Inc.	30	816
Match Group, Inc.	16	517
Total Communications		820,854
Financial - 5.9%
Berkshire Hathaway, Inc. — Class B*	153	76,905
JPMorgan Chase & Co.	234	75,399
Visa, Inc. — Class A	143	50,152
Mastercard, Inc. — Class A	68	38,820
Bank of America Corp.	535	29,425
Wells Fargo & Co.	285	26,562
Goldman Sachs Group, Inc.	29	25,491
Citigroup, Inc.	162	18,904
American Express Co.	50	18,497
Morgan Stanley	102	18,108
Charles Schwab Corp.	152	15,186
Blackrock, Inc.	14	14,985
Capital One Financial Corp.	55	13,329
Progressive Corp.	58	13,208
CME Group, Inc. — Class A	40	10,923
Chubb Ltd.	34	10,612
Welltower, Inc. REIT	52	9,652
Prologis, Inc. REIT	75	9,575
Blackstone, Inc. — Class A	60	9,248
Equinix, Inc. REIT	12	9,194
PNC Financial Services Group, Inc.	44	9,184
Intercontinental Exchange, Inc.	50	8,098
Public Storage REIT	30	7,785
American International Group, Inc.	86	7,357
Realty Income Corp. REIT	124	6,990
Digital Realty Trust, Inc. REIT	43	6,653
KKR & Company, Inc. — Class A	50	6,374
Aon plc — Class A	18	6,352
Arthur J Gallagher & Co.	24	6,211
Bank of New York Mellon Corp.	53	6,153
Simon Property Group, Inc. REIT	33	6,109
U.S. Bancorp	111	5,923
Cboe Global Markets, Inc.	22	5,522
Apollo Global Management, Inc.	36	5,211
MetLife, Inc.	63	4,973
SBA Communications Corp. REIT	25	4,836
Travelers Companies, Inc.	16	4,641
Aflac, Inc.	42	4,631
Allstate Corp.	21	4,371
Truist Financial Corp.	87	4,281
Prudential Financial, Inc.	37	4,177
CBRE Group, Inc. — Class A*	25	4,020
Ameriprise Financial, Inc.	8	3,923
Ventas, Inc. REIT	49	3,792
Loews Corp.	35	3,686
Nasdaq, Inc.	33	3,205
AvalonBay Communities, Inc. REIT	17	3,082
Hartford Insurance Group, Inc.	21	2,894
State Street Corp.	22	2,838
M&T Bank Corp.	14	2,821
Ares Management Corp. — Class A	16	2,586
Mid-America Apartment Communities, Inc. REIT	18	2,500
VICI Properties, Inc. REIT	86	2,418
Raymond James Financial, Inc.	15	2,409
Interactive Brokers Group, Inc. — Class A	35	2,251
CoStar Group, Inc.*	33	2,219
Arch Capital Group Ltd.*	23	2,206
Synchrony Financial	25	2,086
Extra Space Storage, Inc. REIT	16	2,084
Fifth Third Bancorp	44	2,060
Citizens Financial Group, Inc.	34	1,986
Equity Residential REIT	29	1,828
W R Berkley Corp.	24	1,683
Iron Mountain, Inc. REIT	20	1,659
Camden Property Trust REIT	15	1,651
Willis Towers Watson plc	5	1,643
Northern Trust Corp.	12	1,639
T. Rowe Price Group, Inc.	16	1,638
Essex Property Trust, Inc. REIT	6	1,570
Brown & Brown, Inc.	19	1,514
Principal Financial Group, Inc.	17	1,500
Everest Group Ltd.	4	1,357
Cincinnati Financial Corp.	8	1,307
Huntington Bancshares, Inc.	75	1,301
Regions Financial Corp.	38	1,030
Invesco Ltd.	37	972
Host Hotels & Resorts, Inc. REIT	47	833
Assurant, Inc.	3	723
KeyCorp	30	619
Weyerhaeuser Co. REIT	25	592
Invitation Homes, Inc. REIT	18	500
Kimco Realty Corp. REIT	23	466
Total Financial		701,098
Consumer, Non-cyclical - 5.5%
Eli Lilly & Co.	66	70,929
Johnson & Johnson	229	47,392
AbbVie, Inc.	143	32,674
Coca-Cola Co.	411	28,733
Abbott Laboratories	172	21,550
Thermo Fisher Scientific, Inc.	34	19,701
Philip Morris International, Inc.	122	19,569
Intuitive Surgical, Inc.*	28	15,858
Boston Scientific Corp.*	163	15,542
Amgen, Inc.	46	15,056
S&P Global, Inc.	28	14,633
Colgate-Palmolive Co.	177	13,986
Medtronic plc	132	12,680
Danaher Corp.	55	12,591
McKesson Corp.	15	12,304
Gilead Sciences, Inc.	97	11,906
Pfizer, Inc.	468	11,653
Bristol-Myers Squibb Co.	209	11,273
Cencora, Inc. — Class A	32	10,808
Automatic Data Processing, Inc.	41	10,546
CVS Health Corp.	130	10,317
Moody's Corp.	20	10,217
Stryker Corp.	29	10,193
Vertex Pharmaceuticals, Inc.*	21	9,520
Mondelez International, Inc. — Class A	174	9,366
HCA Healthcare, Inc.	20	9,337
Cigna Group	33	9,083
Kimberly-Clark Corp.	90	9,080
Church & Dwight Company, Inc.	100	8,385
Altria Group, Inc.	142	8,188
Regeneron Pharmaceuticals, Inc.	10	7,719
Cardinal Health, Inc.	33	6,781
IDEXX Laboratories, Inc.*	10	6,765
Cintas Corp.	34	6,394
Labcorp Holdings, Inc.	23	5,770
Quanta Services, Inc.	13	5,487
IQVIA Holdings, Inc.*	21	4,734
Hershey Co.	26	4,732
PayPal Holdings, Inc.	80	4,670
Humana, Inc.	18	4,610
Hologic, Inc.*	58	4,320
Monster Beverage Corp.*	56	4,294
Becton Dickinson & Co.	22	4,270
Quest Diagnostics, Inc.	23	3,991
Molina Healthcare, Inc.*	22	3,818
Clorox Co.	37	3,731
J M Smucker Co.	38	3,717
Edwards Lifesciences Corp.*	40	3,410
Agilent Technologies, Inc.	25	3,402
Corteva, Inc.	49	3,284
United Rentals, Inc.	4	3,237
Kroger Co.	51	3,186
GE HealthCare Technologies, Inc.	35	2,871
Sysco Corp.	38	2,800
Block, Inc. — Class A*	43	2,799
Keurig Dr Pepper, Inc.	95	2,661
Brown-Forman Corp. — Class B	100	2,606
ResMed, Inc.	10	2,409
Biogen, Inc.*	13	2,288
Molson Coors Beverage Co. — Class B	49	2,287
Insulet Corp.*	8	2,274
Kenvue, Inc.	120	2,070
Archer-Daniels-Midland Co.	36	2,069
Equifax, Inc.	9	1,953
Estee Lauder Companies, Inc. — Class A	18	1,885
Dexcom, Inc.*	28	1,858
Corpay, Inc.*	6	1,806
Verisk Analytics, Inc. — Class A	8	1,790
STERIS plc	6	1,521
Kraft Heinz Co.	58	1,407
Zimmer Biomet Holdings, Inc.	15	1,349
Tyson Foods, Inc. — Class A	23	1,348
Global Payments, Inc.	15	1,161
Waters Corp.*	3	1,139
Universal Health Services, Inc. — Class B	5	1,090
McCormick & Company, Inc.	16	1,090
Charles River Laboratories International, Inc.*	5	997
Incyte Corp.*	10	988
Rollins, Inc.	16	960
Solventum Corp.*	12	951
West Pharmaceutical Services, Inc.	3	825
Cooper Companies, Inc.*	10	820
Bio-Techne Corp.	13	764
Avery Dennison Corp.	4	727
Bunge Global S.A.	8	713
Revvity, Inc.	7	677
Align Technology, Inc.*	4	625
Henry Schein, Inc.*	8	605
Moderna, Inc.*	20	590
Lamb Weston Holdings, Inc.	12	503
Viatris, Inc.	40	498
Baxter International, Inc.	24	459
Conagra Brands, Inc.	26	450
Total Consumer, Non-cyclical		664,075
Consumer, Cyclical - 3.2%
Tesla, Inc.*	233	104,785
Walmart, Inc.	367	40,888
Costco Wholesale Corp.		35,356
McDonald's Corp.	73	22,311
TJX Companies, Inc.	115	17,665
Lowe's Companies, Inc.	64	15,434
Hilton Worldwide Holdings, Inc.	31	8,905
NIKE, Inc. — Class B	131	8,346
Starbucks Corp.	89	7,495
Ross Stores, Inc.	40	7,206
Royal Caribbean Cruises Ltd.	25	6,973
AutoZone, Inc.*	2	6,783
General Motors Co.	79	6,424
O'Reilly Automotive, Inc.*	66	6,020
Marriott International, Inc. — Class A	19	5,895
Cummins, Inc.	11	5,615
Carvana Co.*	12	5,064
Fastenal Co.	120	4,816
DR Horton, Inc.	32	4,609
PACCAR, Inc.	41	4,490
Delta Air Lines, Inc.	63	4,372
Ulta Beauty, Inc.*	7	4,235
Tapestry, Inc.	28	3,578
Ford Motor Co.	259	3,398
United Airlines Holdings, Inc.*	30	3,355
WW Grainger, Inc.	3	3,027
Yum! Brands, Inc.	20	3,026
Wynn Resorts Ltd.	21	2,527
Carnival Corp.	74	2,260
Live Nation Entertainment, Inc.*	15	2,137
Dollar General Corp.	16	2,124
Dollar Tree, Inc.*	16	1,968
MGM Resorts International*	50	1,824
Ralph Lauren Corp. — Class A	5	1,768
Genuine Parts Co.	14	1,721
Darden Restaurants, Inc.	9	1,656
Williams-Sonoma, Inc.	9	1,607
Aptiv plc*	20	1,522
Tractor Supply Co.	30	1,500
Las Vegas Sands Corp.	23	1,497
PulteGroup, Inc.	12	1,407
TKO Group Holdings, Inc.	5	1,045
Best Buy Company, Inc.	15	1,004
Domino's Pizza, Inc.	2	834
Hasbro, Inc.	10	820
Southwest Airlines Co.	19	785
Pool Corp.	3	686
Total Consumer, Cyclical		380,763
Industrial - 3.2%
General Electric Co.	87	26,799
Caterpillar, Inc.	42	24,061
RTX Corp.	105	19,257
Amphenol Corp. — Class A	124	16,757
GE Vernova, Inc.	23	15,032
Boeing Co.*	65	14,113
Union Pacific Corp.	47	10,872
Honeywell International, Inc.	55	10,730
Parker-Hannifin Corp.	12	10,548
Eaton Corporation plc	33	10,511
Waste Management, Inc.	46	10,107
General Dynamics Corp.	29	9,763
CRH plc	76	9,485
3M Co.	59	9,446
Deere & Co.	19	8,846
Lockheed Martin Corp.	18	8,706
AMETEK, Inc.	41	8,418
Johnson Controls International plc	64	7,664
Northrop Grumman Corp.	12	6,842
Trane Technologies plc	17	6,616
United Parcel Service, Inc. — Class B	63	6,249
Howmet Aerospace, Inc.	30	6,151
Illinois Tool Works, Inc.	24	5,911
Emerson Electric Co.	44	5,839
Norfolk Southern Corp.	20	5,774
TransDigm Group, Inc.	4	5,319
TE Connectivity plc	23	5,233
FedEx Corp.	18	5,200
L3Harris Technologies, Inc.	17	4,991
CSX Corp.	136	4,930
Axon Enterprise, Inc.*	7	3,975
Carrier Global Corp.	74	3,910
Republic Services, Inc. — Class A	16	3,391
Old Dominion Freight Line, Inc.	21	3,293
Vulcan Materials Co.	11	3,137
Lennox International, Inc.	6	2,914
Garmin Ltd.	14	2,840
Westinghouse Air Brake Technologies Corp.	13	2,775
Dover Corp.	14	2,733
Rockwell Automation, Inc.	7	2,724
Keysight Technologies, Inc.*	13	2,642
Jabil, Inc.	11	2,508
Martin Marietta Materials, Inc.	4	2,491
Otis Worldwide Corp.	27	2,358
Xylem, Inc.	17	2,315
Ingersoll Rand, Inc.	29	2,297
Teledyne Technologies, Inc.*	4	2,043
Comfort Systems USA, Inc.	2	1,867
EMCOR Group, Inc.	3	1,835
Veralto Corp.	17	1,696
Trimble, Inc.*	21	1,645
Mettler-Toledo International, Inc.*	1	1,394
Snap-on, Inc.	4	1,378
Huntington Ingalls Industries, Inc.	4	1,360
Expeditors International of Washington, Inc.	9	1,341
Hubbell, Inc.	3	1,332
Ball Corp.	25	1,324
Textron, Inc.	15	1,308
Masco Corp.	20	1,269
Packaging Corporation of America	6	1,237
Smurfit WestRock plc	31	1,199
CH Robinson Worldwide, Inc.	7	1,125
Allegion plc	7	1,115
IDEX Corp.	6	1,068
Pentair plc	10	1,041
J.B. Hunt Transport Services, Inc.	5	972
Nordson Corp.	4	962
Fortive Corp.	17	939
Builders FirstSource, Inc.*	9	926
Generac Holdings, Inc.*	5	682
Jacobs Solutions, Inc.	5	662
Amcor plc	76	634
Stanley Black & Decker, Inc.	7	520
Total Industrial		379,347
Energy - 1.1%
Exxon Mobil Corp.	372	44,767
Chevron Corp.	173	26,367
ConocoPhillips	143	13,386
Williams Companies, Inc.	97	5,831
Phillips 66	36	4,645
Kinder Morgan, Inc.	158	4,343
Valero Energy Corp.	26	4,232
Marathon Petroleum Corp.	25	4,066
ONEOK, Inc.	55	4,042
SLB Ltd.	99	3,800
Targa Resources Corp.	19	3,506
Baker Hughes Co.	76	3,461
Equities Corp.	44	2,358
First Solar, Inc.*	8	2,090
Occidental Petroleum Corp.	50	2,056
Devon Energy Corp.	48	1,758
Expand Energy Corp.	15	1,655
Diamondback Energy, Inc.	11	1,654
Halliburton Co.	38	1,074
Texas Pacific Land Corp.	3	862
Coterra Energy, Inc. — Class A	27	711
Total Energy		136,664
Utilities - 0.9%
NextEra Energy, Inc.	166	13,327
Duke Energy Corp.	110	12,893
Constellation Energy Corp.	27	9,538
Southern Co.	91	7,935
American Electric Power Company, Inc.	62	7,149
Sempra	58	5,121
CMS Energy Corp.	59	4,126
Vistra Corp.	25	4,033
Dominion Energy, Inc.	63	3,691
Exelon Corp.	75	3,269
Entergy Corp.	35	3,235
WEC Energy Group, Inc.	30	3,164
Xcel Energy, Inc.	42	3,102
Consolidated Edison, Inc.	30	2,980
Public Service Enterprise Group, Inc.	37	2,971
Edison International	46	2,761
DTE Energy Co.	21	2,709
NRG Energy, Inc.	16	2,548
Atmos Energy Corp.	15	2,514
Ameren Corp.	21	2,097
Eversource Energy	29	1,953
PG&E Corp.	120	1,928
American Water Works Company, Inc.	12	1,566
Alliant Energy Corp.	22	1,430
Evergy, Inc.	19	1,377
PPL Corp.	33	1,156
FirstEnergy Corp.	25	1,119
CenterPoint Energy, Inc.	28	1,074
NiSource, Inc.	16	668
Total Utilities		111,434
Basic Materials - 0.4%
Ecolab, Inc.	40	10,263
Newmont Corp.	86	8,587
Freeport-McMoRan, Inc.	118	5,993
Sherwin-Williams Co.	18	5,833
Air Products and Chemicals, Inc.	19	4,693
Nucor Corp.	20	3,262
Steel Dynamics, Inc.	11	1,864
Albemarle Corp.	11	1,556
PPG Industries, Inc.	14	1,434
International Paper Co.	35	1,379
Qnity Electronics, Inc.	16	1,306
DuPont de Nemours, Inc.	32	1,286
CF Industries Holdings, Inc.	15	1,160
International Flavors & Fragrances, Inc.	14	944
Mosaic Co.	20	482
Total Basic Materials		50,042
Total Common Stocks
(Cost $3,790,465)		4,797,003
CLOSED-END FUNDS** - 38.1%
Carlyle Alpinvest Private Markets Fund — Class I	89,644	1,407,405
Hamilton Lane Private Assets Fund	68,863	1,301,502
Opportunistic Credit Interval Fund — Class I	69,685	806,950
Hamilton Lane Private Infrastructure Fund — Class I	36,493	540,819
Variant Alternative Income Fund	18,986	499,334
Total Closed-End Funds
(Cost $4,237,867)		4,556,010
BUSINESS DEVELOPMENT COMPANIES** - 4.2%
Golub Capital Private Credit Fund	20,154	506,881
Total Business Development Companies
(Cost $506,743)		506,881
PRIVATE REAL ESTATE INVESTMENT TRUSTS** - 5.1%
Blue Owl Real Estate Net Lease Trust	57,818	606,515
Total Private Real Estate Investment Trusts
(Cost $591,273)		606,515
MONEY MARKET FUND** - 10.7%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 3.58% [1]	1,284,472	1,284,472
Total Money Market Fund
(Cost $1,284,472)		1,284,472
Total Investments - 98.2%
(Cost $10,410,820)		$ 11,750,881
Other Assets & Liabilities, net - 1.8%		221,377
Total Net Assets - 100.0%		$ 11,972,258

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Please see Note 2 in the Note to Schedule of Investments for further details regarding the valuation policy of the Fund.
1	Rate indicated is the 7-day yield as of December 31, 2025.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Notes to Schedule of Investments (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization
Institutional Investment Strategy Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on January 3, 2023, and commenced investment operations on March 5, 2024.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.

(a) Valuation of Investments
Pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Rule"), the Fund’s Board of Trustees (the “Board”) has designated Ivy Invest Corporation (formerly Buena Capital Advisors, LLC) (the "Adviser") as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures. The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Rule. At least annually, the Adviser directs (or assists) the Fund’s Principal Financial Officer to assess the material risks associated with the determination of the fair value of the Fund’s investments, including a review of any material conflicts of interest and an assessment by the Adviser’s management of such material risks. The Adviser reviews and approves a final risk assessment annually.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Money market funds, closed-end investment companies, and business development companies are valued at the most recently published net asset value per share (“NAV”) of the underlying fund.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Securities representing an interest in another pooled investment vehicle (each, an “Underlying Private Fund”) will initially be assessed at the value provided by that Underlying Private Fund or its manager (each, an “Underlying Manager”). To arrive at the fair value of investments in Underlying Private Funds, the Adviser receives monthly or quarterly capital account statements from the Underlying Private Funds. Upon receipt of these statements, the Adviser determines whether the account statements are based on the fair value of underlying investments. In making such determination, the Adviser reviews and evaluates the valuation policies and procedures of the entity providing the statement. If necessary, the Adviser adjusts the account statements for underlying investments not held at fair value or to bring the fair value estimate in phase with the Adviser reporting date.

If market quotations are not readily available, securities are valued at fair value as set forth below. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. In determining the fair value of a security for which there are no readily available market quotations, the Valuation Designee may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.

Note 2 — Fair Value Measurement

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) for measuring the fair value of portfolio investments. Fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the investment as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels are defined as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities at the measurement date that the Fund has the ability to access.

Level 2 — Valuations based on inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

Level 3 — Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and are based upon management’s assessment of the assumptions that market participants would use in pricing the assets or liabilities. These investments include debt and equity investments in private companies or assets valued using the market or income approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level 3 information, assuming no additional corroborating evidence.

Routine fair valuations are intended to reflect fair valuations that are determined from the application of a consistent methodology in specific situations with observable inputs. Non-routine fair valuations include all other fair value situations. In a non-routine fair value situation, the Valuation Designee will e-mail the Administrator and other applicable Fund Officers the value to be used along with all relevant information that was used in determining such fair valuation.

A meaningful input in the Fund's Valuation Procedures will be the valuations provided by the private fund managers. Specifically, the value of the Fund's investment in private funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the private fund in accordance with the private fund's own valuation policies. Generally, private fund managers value investments of their private funds at their market price if market quotations are readily available. In the absence of observable market prices, private fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

The Valuation Designee uses the "practical expedient" (as defined in ASC 820) of an Underlying Private Fund's NAV to estimate the value of that investment. The Valuation Designee, on a daily basis, considers whether an adjustment to the Underlying Private Fund's most recent NAV is necessary in accordance with ASC 820.

If since the last determination of fair value, the market moved more than a threshold percentage established by the Valuation Designee (with such threshold reviewed by the Valuation Committee) as based on a relevant index or combination of indices selected by the Valuation Designee and approved by the Valuation Committee then the Valuation Designee will adjust the fair value based on the relevant index.

The Adviser will review the appropriateness and accuracy of the aforementioned valuation methodologies at least annually and make any necessary adjustments and amendments to this policy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2025:

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Valued at NAV	Total
Common Stocks	$4,797,003	$—	$—	$—	$4,797,003
Closed-End Funds	3,254,508	1,301,502	—	—	4,556,010
Business Development Companies(a)	—	—	—	506,881	506,881
Private Real Estate Investment Trusts	—	606,515	—	—	606,515
Money Market Fund	1,284,472	—	—	—	1,284,472
Total Assets	$9,335,983	$1,908,017	$—	$506,881	$11,750,881

(a) In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Note 3 — Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2025, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$10,411,700	$1,416,168	$(76,987)	$1,339,181

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund generally classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System.